Diversified Value Portfolio
Schedule of Investments (unaudited)
As of March 31, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (93.8%)
Communication Services (8.6%)
*	Alphabet Inc. Class A	463,307	48,059
*	Walt Disney Co.	84,222	8,433
	Comcast Corp. Class A	221,538	8,399
*	Meta Platforms Inc. Class A	38,026	8,059
*	Warner Bros Discovery Inc.	386,179	5,831
	News Corp. Class A	235,644	4,070
	Vodafone Group plc ADR	366,849	4,050
[1]	Paramount Global Class B	136,100	3,036
	Omnicom Group Inc.	29,391	2,773
			92,710
Consumer Discretionary (8.6%)
*	Amazon.com Inc.	269,628	27,850
	McDonald's Corp.	54,251	15,169
	General Motors Co.	303,083	11,117
	Home Depot Inc.	31,453	9,282
*	Aptiv plc	80,725	9,057
	Magna International Inc.	144,775	7,756
	NIKE Inc. Class B	51,161	6,274
*	Booking Holdings Inc.	1,200	3,183
*	Adient plc	41,837	1,714
*	Goodyear Tire & Rubber Co.	109,808	1,210
			92,612
Consumer Staples (6.1%)
	Procter & Gamble Co.	92,970	13,824
	Coca-Cola Co.	216,386	13,422
	Mondelez International Inc. Class A	122,830	8,564
	Estee Lauder Cos. Inc. Class A	32,332	7,968
	Sysco Corp.	97,988	7,568
	Unilever plc ADR	144,493	7,503
	Dollar General Corp.	32,495	6,839
			65,688
Energy (7.0%)
	Chevron Corp.	75,870	12,379
	ConocoPhillips	119,827	11,888
	APA Corp.	316,453	11,411
	Shell plc ADR	124,036	7,137
	Marathon Oil Corp.	271,787	6,512
	NOV Inc.	335,515	6,210
	Ovintiv Inc. (XNYS)	119,700	4,319
	Cenovus Energy Inc.	196,400	3,429
	Murphy Oil Corp.	92,540	3,422

		Shares	Market Value ($000)
	Halliburton Co.	107,479	3,401
	Schlumberger NV	42,300	2,077
	Pioneer Natural Resources Co.	9,555	1,952
	Baker Hughes Co. Class A	67,300	1,942
			76,079
Financials (19.0%)
	Wells Fargo & Co.	638,883	23,881
	Visa Inc. Class A	90,735	20,457
	Intercontinental Exchange Inc.	176,420	18,399
	Bank of America Corp.	633,529	18,119
	American Express Co.	109,498	18,062
	Citigroup Inc.	313,253	14,688
	American International Group Inc.	276,302	13,915
	Marsh & McLennan Cos. Inc.	74,233	12,363
	PNC Financial Services Group Inc.	69,607	8,847
	Goldman Sachs Group Inc.	25,290	8,273
	Bank of New York Mellon Corp.	179,834	8,172
	US Bancorp	196,700	7,091
	Hartford Financial Services Group Inc.	91,600	6,384
	Citizens Financial Group Inc.	191,361	5,812
	Fidelity National Information Services Inc.	97,100	5,275
	Commerce Bancshares Inc.	83,467	4,870
	First Citizens BancShares Inc. Class A	4,372	4,254
	Capital One Financial Corp.	20,500	1,971
	State Street Corp.	23,210	1,757
	Equitable Holdings Inc.	65,264	1,657
	Corebridge Financial Inc.	102,500	1,642
			205,889
Health Care (14.8%)
	Johnson & Johnson	161,892	25,093
	Thermo Fisher Scientific Inc.	26,488	15,267
	Danaher Corp.	50,439	12,713
	Medtronic plc	157,263	12,679
	UnitedHealth Group Inc.	25,889	12,235
*	Boston Scientific Corp.	225,613	11,287
	Humana Inc.	22,382	10,866
	Elevance Health Inc.	23,381	10,751
*	GE Healthcare Inc.	89,217	7,318
	CVS Health Corp.	96,800	7,193
	Zoetis Inc.	42,834	7,129
*	IQVIA Holdings Inc.	32,325	6,429
	HCA Healthcare Inc.	20,700	5,458
*	Centene Corp.	80,460	5,086
	Zimmer Biomet Holdings Inc.	24,011	3,102
	Cigna Group	10,900	2,785
	Sanofi ADR	50,164	2,730
	GSK plc ADR	60,732	2,161
			160,282
Industrials (8.8%)
	Honeywell International Inc.	90,465	17,290
	FedEx Corp.	48,533	11,089
	General Electric Co.	109,352	10,454
	Norfolk Southern Corp.	47,719	10,117
	Waste Management Inc.	57,355	9,359
	HEICO Corp.	34,706	5,936
	Cummins Inc.	23,151	5,530
	Caterpillar Inc.	23,738	5,432

		Shares	Market Value ($000)
*	Boeing Co.	25,300	5,375
	Raytheon Technologies Corp.	44,800	4,387
	PACCAR Inc.	58,980	4,317
	CNH Industrial NV	249,134	3,804
*	Fluor Corp.	51,050	1,578
			94,668
Information Technology (17.6%)
	Microsoft Corp.	223,201	64,349
	Analog Devices Inc.	67,221	13,257
*	Salesforce Inc.	64,035	12,793
*	Workday Inc. Class A	61,500	12,702
	Amphenol Corp. Class A	134,018	10,952
*	F5 Inc.	74,000	10,781
	Applied Materials Inc.	76,913	9,447
	Cisco Systems Inc.	180,483	9,435
	Oracle Corp.	90,264	8,387
	Telefonaktiebolaget LM Ericsson ADR	1,257,715	7,358
	Accenture plc Class A	25,319	7,237
*	Adobe Inc.	13,743	5,296
	Micron Technology Inc.	73,600	4,441
	TE Connectivity Ltd.	33,460	4,388
	Corning Inc.	122,030	4,305
	Cognex Corp.	57,105	2,830
	Cognizant Technology Solutions Corp. Class A	33,200	2,023
			189,981
Materials (1.1%)
	Olin Corp.	96,900	5,378
	Avery Dennison Corp.	29,121	5,211
	International Paper Co.	37,197	1,341
			11,930
Real Estate (1.4%)
	Prologis Inc.	119,403	14,898
Utilities (0.8%)
	PPL Corp.	304,955	8,475
Total Common Stocks (Cost $938,331)			1,013,212
Temporary Cash Investments (6.3%)
Money Market Fund (6.3%)
[2,3]	Vanguard Market Liquidity Fund, 4.839% (Cost $68,155)	681,595	68,153
Total Investments (100.1%) (Cost $1,006,486)			1,081,365
Other Assets and Liabilities—Net (-0.1%)			(634)
Net Assets (100%)			1,080,731
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,006,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,099,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	131	27,102	1,584
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2023, 100% of the market value of the portfolio’s investments and derivatives was determined based on Level 1 inputs.